UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-24061)

Tidal Trust IV
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust IV
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Portfolio Building Block European Banks Index ETF Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 Portfolio Building Block European Banks Index ETF Ticker: PBEU (Listed on The Nasdaq Stock Market, LLC )

This semi-annual shareholder report contains important information about the Portfolio Building Block European Banks Index ETF (the "Fund") for the period November 24, 2025 to April 30, 2026. You can find additional information about the Fund at www.portfoliobuildingblocketfs.com/pbeu/ . You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Portfolio Building Block ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Portfolio Building Block European Bank Index ETF	$ 6	0.13%
*	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$ 511,893
Number of Holdings	50
Total Advisory Fee Paid	$ 114,202
Portfolio Turnover Rate	5%

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of total net assets)
HSBC Holdings PLC	15.8
Banco Santander SA	9.0
BBVA	6.4
BNP Paribas SA	5.3
UniCredit SpA	5.2
Intesa Sanpaolo SpA	4.7
ING Groep NV	4.1
Lloyds Banking Group PLC	4.0
Barclays PLC	3.7
Nordea Bank Abp	3.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.portfoliobuildingblocketfs.com/pbeu/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Ticker: PBOG (Listed on The Nasdaq Stock Market, LLC )

This semi-annual shareholder report contains important information about the Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF (the "Fund") for the period November 24, 2025 to April 30, 202. You can find additional information about the Fund at www.portfoliobuildingblocketfs.com/pbog/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Portfolio Building Block ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF	$ 7	0.13%
*	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$ 548,614
Number of Holdings	35
Total Advisory Fee Paid	$ 154,033
Portfolio Turnover Rate	8%

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of total net assets)
Exxon Mobil Corp	17.5
Chevron Corp	10.9
Shell PLC	7.0
TotalEnergies SE	5.1
BP PLC	4.9
Suncor Energy Inc	4.6
ConocoPhillips	4.4
Canadian Natural Resources Ltd	4.3
EOG Resources Inc	4.2
Occidental Petroleum Corp	3.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.portfoliobuildingblocketfs.com/pbog/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Portfolio Building Block World Pharma and Biotech Index ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Portfolio Building Block World Pharma and Biotech Index ETF Ticker: PBPH (Listed on The Nasdaq Stock Market, LLC )

This semi-annual shareholder report contains important information about the Portfolio Building Block World Pharma and Biotech Index ETF (the "Fund") for the period November 24, 2025 to >April 30, 2026. You can find additional information about the Fund at www.portfoliobuildingblocketfs.com/pbph/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Portfolio Building Block ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Portfolio Building Block World Pharma and Biotech Index ETF	$ 6	0.13%
*	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$ 758,555
Number of Holdings	54
Total Advisory Fee Paid	$ 176,243
Portfolio Turnover Rate	10%

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of total net assets)
Eli Lilly & Co	13.0
Johnson & Johnson	9.1
AbbVie Inc	6.1
Roche Holding AG	5.0
Novartis AG	4.6
AstraZeneca PLC	4.6
Merck & Co Inc	4.4
Amgen Inc	4.3
Gilead Sciences Inc	4.3
Pfizer Inc	4.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.portfoliobuildingblocketfs.com/pbph/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
April 30, 2026

Tidal Trust IV
Portfolio Building Block European Bank Index ETF	| PBEU	| The Nasdaq Stock Market, LLC
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF	| PBOG	| The Nasdaq Stock Market, LLC
Portfolio Building Block World Pharma and Biotech Index ETF	| PBPH	| The Nasdaq Stock Market, LLC

Portfolio Building Block European Banks Index ETF
Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Banking - 99.1%(a)
ABN AMRO Bank NV	215,777	$7,489,726
AIB Group PLC	415,620	4,776,939
AL Sydbank A/S	21,934	1,867,976
Banca Monte dei Paschi di Siena SpA	575,133	6,107,010
Banco Bilbao Vizcaya Argentaria SA	1,487,702	32,826,195
Banco BPM SpA	311,443	4,524,706
Banco Comercial Portugues SA	2,335,232	2,490,059
Banco de Sabadell SA	1,294,350	5,007,468
Banco Santander SA	3,766,048	45,856,300
Bank of Ireland Group PLC	249,585	4,901,057
Bankinter SA	166,909	2,773,398
Banque Cantonale Vaudoise	7,322	1,153,469
Barclays PLC	3,251,675	19,063,691
BAWAG Group AG	19,101	3,264,611
BNP Paribas SA	261,464	27,367,719
BPER Banca SpA	537,665	7,905,280
CaixaBank SA	974,886	12,396,495
Commerzbank AG	250,410	10,342,690
Credit Agricole SA	314,146	6,115,396
Danske Bank A/S	170,142	8,742,010
DNB Bank ASA	209,952	6,332,910
Erste Group Bank AG	80,855	8,934,569
FinecoBank Banca Fineco SpA	160,010	3,956,704
HSBC Holdings PLC	4,402,640	80,703,899
ING Groep NV	728,444	21,153,143
Intesa Sanpaolo SpA	3,527,125	23,893,988
Jyske Bank A/S	11,402	1,585,873
KBC Ancora SCA(b)	10,299	938,711
KBC Group NV	61,927	8,226,859
Liechtensteinische Landesbank AG	7,958	977,896
Lion Finance Group PLC	8,601	1,290,290
Lloyds Banking Group PLC	15,228,196	20,628,585
Luzerner Kantonalbank AG	5,160	679,599
Mediobanca Banca di Credito Finanziario SpA	108,993	2,537,263
NatWest Group PLC	1,501,030	11,936,117
Nordea Bank Abp	845,579	15,729,109
Oberbank AG	6,835	654,251
Raiffeisen Bank International AG	36,126	1,966,318
Ringkjoebing Landbobank A/S	6,507	1,625,192
Skandinaviska Enskilda Banken AB	385,578	7,549,526
Societe Generale SA	185,125	14,862,466
SpareBank 1 Sor-Norge ASA	63,994	1,375,830
Sparebanken Norge	32,413	701,040
Standard Chartered PLC	458,784	11,612,986
Svenska Handelsbanken AB - Class A	349,615	4,933,283
Swedbank AB - Class A	256,349	8,968,987
Unicaja Banco SA	271,790	880,588
UniCredit SpA	347,314	26,734,639
Valiant Holding AG	4,061	943,006
		507,285,822

TOTAL COMMON STOCKS (Cost $498,349,117)		507,285,822

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.54%(c)	4,586,397	$4,586,397

TOTAL SHORT-TERM INVESTMENTS (Cost $4,586,397)		4,586,397

TOTAL INVESTMENTS - 100.0% (Cost $502,935,514)		$511,872,219
Other Assets in Excess of Liabilities - 0.0%(d)		20,716
TOTAL NET ASSETS - 100.0%		$511,892,935

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Oil & Gas - 99.7%(a)
Aker BP ASA	93,935	$3,641,236
Antero Resources Corp.(b)	89,342	3,507,567
APA Corp.	108,252	4,409,104
ARC Resources Ltd	180,347	4,269,180
BP PLC	3,396,498	26,944,172
Canadian Natural Resources Ltd.	491,347	23,406,759
Cenovus Energy, Inc.	408,357	11,922,788
Chevron Corp.	309,117	59,755,407
ConocoPhillips	193,716	24,365,598
Coterra Energy, Inc.	229,692	8,248,240
Devon Energy Corp.	189,855	9,752,851
Diamondback Energy, Inc.	86,522	17,791,519
Eni SpA	622,105	17,514,217
EOG Resources, Inc.	165,708	23,293,574
EQT Corp.	180,308	10,832,905
Equinor ASA	237,017	9,472,935
Expand Energy Corp.	61,492	6,281,408
Exxon Mobil Corp.	623,405	96,210,094
Galp Energia SGPS SA	130,381	3,052,746
Imperial Oil Ltd.	45,394	6,068,542
Inpex Corp.	284,236	7,527,388
Occidental Petroleum Corp.	303,250	18,370,885
Ovintiv, Inc.	87,049	5,344,710
Permian Resources Corp. - Class A	186,507	4,032,281
Repsol SA	330,453	8,830,377
Santos Ltd	998,167	5,741,046
Shell PLC	853,539	38,575,806
Suncor Energy, Inc.	368,394	25,192,942
Texas Pacific Land Corp.	21,305	9,452,389
TotalEnergies SE	303,224	28,203,161
Tourmaline Oil Corp.	112,393	5,433,443
Var Energi ASA	263,856	1,331,108
Whitecap Resources, Inc.	368,365	4,338,323
Woodside Energy Group Ltd.	576,318	13,901,208
		547,015,909

TOTAL COMMON STOCKS (Cost $495,434,319)		547,015,909

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.54%(c)	1,482,693	$1,482,693

TOTAL SHORT-TERM INVESTMENTS (Cost $1,482,693)		1,482,693

TOTAL INVESTMENTS - 100.0% (Cost $496,917,012)		$548,498,602
Other Assets in Excess of Liabilities - 0.0%(d)		115,442
TOTAL NET ASSETS - 100.0%		$548,614,044

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Portfolio Building Block World Pharma and Biotech Index ETF
Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Staple Products - 0.7%
Haleon PLC	1,106,415	$5,111,712

Health Care - 98.9%(a)
AbbVie, Inc.	220,713	46,641,071
Alnylam Pharmaceuticals, Inc.(b)	26,084	8,072,737
Amgen, Inc.	95,004	32,895,135
Argenx SE(b)	12,180	9,544,200
Astellas Pharma, Inc.	341,848	4,869,052
AstraZeneca PLC	182,578	34,604,277
Bayer AG	197,032	8,794,421
Biogen, Inc.(b)	28,581	5,409,812
BioMarin Pharmaceutical, Inc.(b)	37,099	2,000,007
Bridgebio Pharma, Inc.(b)	30,319	2,155,984
Bristol-Myers Squibb Co.	403,317	24,436,977
Chugai Pharmaceutical Co. Ltd.	123,234	6,382,484
CSL Ltd.	109,240	9,767,764
Daiichi Sankyo Co. Ltd.	324,429	5,359,015
Elanco Animal Health, Inc.(b)	97,355	2,177,831
Eli Lilly & Co.	105,474	98,576,000
Exelixis, Inc.(b)	49,760	2,212,330
Galderma Group AG	10,902	2,283,419
Genmab A/S(b)	12,099	3,209,888
Gilead Sciences, Inc.	246,474	32,248,658
GSK PLC	741,829	19,439,847
Illumina, Inc.(b)	29,816	3,778,880
Incyte Corp.(b)	38,646	3,681,804
Insmed, Inc.(b)	41,396	5,643,517
Ionis Pharmaceuticals, Inc.(b)	30,319	2,266,648
Jazz Pharmaceuticals PLC(b)	11,686	2,372,492
Johnson & Johnson	300,870	69,154,970
Merck & Co., Inc.	308,443	33,675,807
Merck KGaA	25,647	3,310,872
Moderna, Inc.(b)	67,807	3,115,054
Natera, Inc.(b)	26,321	5,426,337
Neurocrine Biosciences, Inc.(b)	19,349	2,547,683
Novartis AG	235,376	34,882,780
Novo Nordisk A/S - Class B	631,729	26,999,297
Otsuka Holdings Co, Ltd.	83,201	6,052,719
Pfizer, Inc.	1,126,647	30,081,475
Regeneron Pharmaceuticals, Inc.	20,273	14,334,227
Revolution Medicines, Inc.(b)	32,623	4,701,627
Roche Holding AG - Class BR	5,736	2,395,470
Roche Holding AG	86,512	35,222,071
Roivant Sciences Ltd.(b)	92,701	2,644,760
Royalty Pharma PLC - Class A	71,803	3,596,612
Sandoz Group AG	80,637	6,448,485
Sanofi SA	215,973	20,222,134
Shionogi & Co., Ltd.	138,380	2,799,302
Takeda Pharmaceutical Co. Ltd.	305,352	10,269,009
Teva Pharmaceutical Industries Ltd.(b)	227,816	8,010,196
UCB SA	23,603	6,401,339
United Therapeutics Corp.(b)	8,542	4,880,472
Vertex Pharmaceuticals, Inc.(b)	50,325	21,507,899
Viatris, Inc.	222,023	3,317,024
Zoetis, Inc. - Class A	83,700	9,622,989
		750,444,860

TOTAL COMMON STOCKS (Cost $803,090,073)		755,556,572

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.54%(c)	1,458,057	$1,458,057

TOTAL SHORT-TERM INVESTMENTS (Cost $1,458,057)		1,458,057

TOTAL INVESTMENTS - 99.8% (Cost $804,548,130)		$757,014,629
Other Assets in Excess of Liabilities - 0.2%		1,539,884
TOTAL NET ASSETS - 100.0%		$758,554,513

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Portfolio Building Block European Banks Index ETF	Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF	Portfolio Building Block World Pharma and Biotech Index ETF
ASSETS:
Investments, at value (cost $502,935,514, $496,917,012 and $804,548,130) (Note 2)	$511,872,219	$548,498,602	$757,014,629
Receivable for spot foreign currency contracts	3,099,332	—	—
Interest receivable	2,348,779	54,816	1,042,847
Dividend tax reclaim receivable	733,611	91,642	576,525
Foreign currency, at value	91,629	39,114	—
Receivable for investments sold	88,265	—	—
Total assets	518,233,835	548,684,174	758,634,001

LIABILITIES:
Payable for investments purchased	3,187,410	—	—
Payable for spot foreign currency contracts	3,101,377	—	—
Payable to adviser (Note 4)	52,113	70,130	79,163
Payable to custodian foreign currency, at value	—	—	325
Total liabilities	6,340,900	70,130	79,488
NET ASSETS	$511,892,935	$548,614,044	$758,554,513

NET ASSETS CONSISTS OF:
Paid-in capital	$494,925,619	$469,108,555	$805,352,128
Total distributable earnings/(accumulated losses)	16,967,316	79,505,489	(46,797,615)
Total Net Assets	$511,892,935	$548,614,044	$758,554,513

Net assets	$511,892,935	$548,614,044	$758,554,513
Shares issued and outstanding(a)	17,090,000	16,010,000	30,320,000
Net asset value per share	$29.95	$34.27	$25.02

(a)	Unlimited shares authorized without par value.

Statements of Operations

For the Period Ended April 30, 2026

(Unaudited)

	Portfolio Building Block European Banks Index ETF(a)	Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF(a)	Portfolio Building Block World Pharma and Biotech Index ETF(a)
INVESTMENT INCOME:
Dividend income	$11,368,943	$2,867,846	$5,409,082
Interest income	14,713	14,753	22,820
Other income	—	82	—
Less: Dividend withholding taxes	(1,206,873)	(198,453)	(502,734)
Total investment income	10,176,783	2,684,228	4,929,168

EXPENSES:
Investment advisory fee (Note #4)	114,202	154,033	176,243
Total expenses	114,202	154,033	176,243
NET INVESTMENT INCOME (LOSS)	10,062,581	2,530,195	4,752,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,003,114)	(38,731)	(3,929,064)
In-kind redemptions	—	25,468,878	—
Foreign currency transactions	(61,691)	(36,532)	(98,053)
Net realized gain (loss)	(2,064,805)	25,393,615	(4,027,117)
Net change in unrealized appreciation (depreciation) on:
Investments	8,936,705	51,581,590	(47,533,501)
Foreign currency translations	32,938	1,840	10,993
Net change in unrealized appreciation (depreciation)	8,969,643	51,583,430	(47,522,508)
Net realized and unrealized gain (loss)	6,904,838	76,977,045	(51,549,625)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,967,419	$79,507,240	$(46,796,700)

(a)	Inception date of the Fund was November 24, 2025.

Statements of Changes in Net Assets

	Portfolio Building Block European Banks Index ETF	Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF	Portfolio Building Block World Pharma and Biotech Index ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$10,062,581	$2,530,195	$4,752,925
Net realized gain (loss)	(2,064,805)	25,393,615	(4,027,117)
Net change in unrealized appreciation (depreciation)	8,969,643	51,583,430	(47,522,508)
Net increase (decrease) in net assets resulting from operations	16,967,419	79,507,240	(46,796,700)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(103)	(1,751)	(915)
Total distributions to shareholders	(103)	(1,751)	(915)

CAPITAL TRANSACTIONS:
Subscriptions	494,925,619	635,791,559	805,352,128
Redemptions	—	(166,683,004)	—
Net increase (decrease) in net assets from capital transactions	494,925,619	469,108,555	805,352,128

NET INCREASE (DECREASE) IN NET ASSETS	511,892,935	548,614,044	758,554,513

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$511,892,935	$548,614,044	$758,554,513

SHARES TRANSACTIONS
Subscriptions	17,090,000	20,910,000	30,320,000
Redemptions	—	(4,900,000)	—
Total increase (decrease) in shares outstanding	17,090,000	16,010,000	30,320,000

(a)	Inception date of the Fund was November 24, 2025.

Financial Highlights

For a share outstanding throughout the period presented

Portfolio Building Block European Banks Index ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.44
Net realized and unrealized gain (loss)(c)	3.51
Total from investment operations	4.95

LESS DISTRIBUTIONS FROM:
Net investment income	0.00 (d)

Net asset value, end of period	$29.95
TOTAL RETURN(e)	19.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$511,893
Ratio of expenses to average net assets(f)	0.13%
Ratio of net investment income to average net assets(f)	11.79%
Portfolio turnover rate(e)(g)	5%

(a)	Inception date of the Fund was November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.31
Net realized and unrealized gain (loss)(c)	9.00
Total from investment operations	9.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$34.27
TOTAL RETURN(d)	37.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$548,614
Ratio of expenses to average net assets(e)	0.13%
Ratio of net investment income to average net assets(e)	2.18%
Portfolio turnover rate(d)(f)	8%

(a)	Inception date of the Fund was November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Portfolio Building Block World Pharma and Biotech Index ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.39
Net realized and unrealized gain (loss)(c)	(0.35)
Total from investment operations	0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$25.02
TOTAL RETURN(d)	0.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$758,555
Ratio of expenses to average net assets(e)	0.13%
Ratio of net investment income to average net assets(e)	3.60%
Portfolio turnover rate(d)(f)	10%

(a)	Inception date of the Fund was November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Portfolio Building Block European Banks Index ETF (the “PBEU ETF”), the Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF (the “PBOG ETF”), and the Portfolio Building Block World Pharma and Biotech Index ETF (the “PBPH ETF”) are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust IV (the “Trust”). The Trust was organized as a Delaware statutory trust on June 8, 2023 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” Each fund commenced operations on November 24, 2025.

The Portfolio Building Block European Banks Index ETF’s investment objective is to seek to track the performance, before fees and expenses, of the BITA European Banks Index. The Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF’s investment objective is to seek to track the performance, before fees and expenses, of the BITA Global Oil & Gas Select Index. The Portfolio Building Block World Pharma and Biotech Index ETF’s investment objective is to seek to track the performance, before fees and expenses, of the BITA Global Pharma and Biotech Select Index (each, an “Index,” and collectively, the “Indexes”).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

April 30, 2026 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

PBEU ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$507,285,822	$—	$—	$507,285,822
Money Market Funds	4,586,397	—	—	4,586,397
Total Investments	$511,872,219	$—	$—	$511,872,219

PBOG ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$547,015,909	$—	$—	$547,015,909
Money Market Funds	1,482,693	—	—	1,482,693
Total Investments	$548,498,602	$—	$—	$548,498,602

Notes to Financial Statements

April 30, 2026 (Unaudited)

PBPH ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$755,556,572	$—	$—	$755,556,572
Money Market Funds	1,458,057	—	—	1,458,057
Total Investments	$757,014,629	$—	$—	$757,014,629

Refer to the Schedules of Investments for further disaggregation of investment categories.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to Financial Statements

April 30, 2026 (Unaudited)

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Data Risk - The composition of the Indexes are heavily dependent on information and data supplied by third parties (“Data”). When Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from each Index universe that would have been excluded or included had the Data been correct and complete. If the composition of each Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Equity Market Risk - Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Foreign Securities Risk - Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies’ securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Risk. Changes in currency exchange rates can negatively affect securities denominated in and/or receiving revenues in foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from each Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks.

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When each Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

●	Developed Markets Risk. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. Because each Fund seeks to track the performance of its respective Index and each Index is exclusively comprised of a varying number of constituents in developed markets that meet the Index’s eligibility criteria, each Fund’s investments may be relatively more concentrated than those of other funds that seek to track (or otherwise invest in) broader markets and may underperform such other funds in certain periods and market conditions.

Notes to Financial Statements

April 30, 2026 (Unaudited)

●	Large-Capitalization Investing (The PBOG ETF and the PBPH ETF). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Risk of Investing in Europe (The PBEU ETF). The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

Index Strategy Risk - Each Fund’s strategy is linked to an Index maintained by BITA GmbH (the “Index Provider”) that exercises complete control over each Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on each Fund. In addition the number of constituents in each Index will vary over time and may contribute to concentration risk and tracking error risk.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
PBEU ETF	0.13%
PBOG ETF	0.13%
PBPH ETF	0.13%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended April 30, 2026 are disclosed in the Statements of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

The Bank of New York Mellon (“BNY Mellon”), serves as the Funds’ fund accountant, transfer agent, and custodian (the “Custodian”). In those capacities, BNY Mellon performs various accounting and transfer agency services for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
PBEU ETF	$21,899,962	$14,220,562
PBOG ETF	28,995,418	22,401,179
PBPH ETF	53,621,184	34,080,951

For the period ended April 30, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
PBEU ETF	$492,672,832	$—
PBOG ETF	629,920,346	166,510,407
PBPH ETF	791,059,719	—

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended April 30, 2026. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the period ended April 30, 2026 (estimated), the tax character of distributions were as follows:

Distributions paid from:	PBEU ETF	PBOG ETF	PBPH ETF
Ordinary Income	$103	$1,751	$915

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 15, 2025, the Board of Trustees (the “Board”) of Tidal Trust IV (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Funds.

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to each Fund, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fees for a Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to a Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on October 15, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to each Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.  The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because each Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with a Fund.

The Board noted that because each Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as a Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if a Fund achieved asset growth.

The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement is fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust IV

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 6, 2026

* Print the name and title of each signing officer under his or her signature.